Restructuring - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	$ 4,079
2012/13 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	1,659	5,146
2012/13 Restructuring | Cost Of Revenues
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	(7)	57
2012/13 Restructuring | Sales and Marketing
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	658	1,494
2012/13 Restructuring | Research and Development Expense
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	167	1,222
2012/13 Restructuring | General and Administrative Expense
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	841	2,373
2013/14 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	2,420
Estimated restructuring cost	1,517
2013/14 Restructuring | Severance pay
Restructuring Cost and Reserve [Line Items]
Estimated restructuring cost	39
2013/14 Restructuring | Non Cash Charges [Member]
Restructuring Cost and Reserve [Line Items]
Estimated restructuring cost	1,478
2013/14 Restructuring | Cost Of Revenues
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	101
2013/14 Restructuring | Sales and Marketing
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	1,079
2013/14 Restructuring | Research and Development Expense
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	729
2013/14 Restructuring | General and Administrative Expense
Restructuring Cost and Reserve [Line Items]
Restructuring related cost	$ 511